Restructuring, Repositioning, And Efficiency (Schedule Of Restructuring And Repositioning Liability) (Details) (USD $)	12 Months Ended			93 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring and repositioning reserve balance, Beginning balance	$ 3,126,000	$ 19,775,000	$ 12,026,000
Severance and other employee cost reserve	2,641,000	3,691,000	22,897,000
Reserve for facility consolidation costs	4,696,000	131,000	46,000
Other exit costs, professional fees, and other	0	0	111,000
Total accrued Liability	10,463,000	23,597,000	35,080,000
Payments related to: Severance and other employee costs	2,678,000	19,051,000	12,138,000
Payments related to: Facility consolidation costs	1,067,000	677,000	1,884,000
Payments related to: Other exit costs, professional fees, and other	0	0	15,000
Accrual reversals	30,000	743,000	1,268,000
Restructuring and repositioning reserve balance, Ending balance	6,688,000	3,126,000	19,775,000	6,688,000
Severance and other employee related costs	2,641,000	3,691,000	22,897,000	107,025,000
Facility consolidation costs	4,696,000	131,000	46,000	45,523,000
Other exit costs, professional fees, and other	0	0	111,000	19,165,000
Total accrued Expense	7,337,000	3,822,000	23,054,000
Other restructuring and repositioning expense:
Mortgage banking (income)/ expense on servicing sales	(553,000)	2,192,000	2,635,000	25,449,000
(Gains)/losses on divestitures	0	(1,000,000)	(865,000)	(718,000)
Impairment of premises and equipment	222,000	385,000	22,000	23,004,000
Impairment of intangible assets				48,231,000
Impairment of other assets	0	0	12,000	40,504,000
Other	0	(96,000)	0	7,478,000
Total other restructuring and repositioning expense	(331,000)	1,481,000	1,804,000
Total restructuring and repositioning charges	$ 7,006,000	$ 5,303,000	$ 24,858,000	$ 323,333,000